Government Grant (Details) $ in Thousands	12 Months Ended
Sep. 30, 2021 USD ($)
Government Grant
Balance at beginning	$ 2,599
Change in current portions	2,286
Balance at ending	4,885
Balance at beginning	2,286
Change in long-term portions	(2,286)
Balance at beginning	4,885
Changes in current and long-term portions	0
Balance at ending	$ 4,885